Average Annual Total Returns - Ashmore Emerging Markets Local Currency Bond Fund	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions 10-Year	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 10-Year	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	2.65%	6.95%	1.17%	Dec. 08, 2010	2.65%	6.43%	0.47%	Dec. 08, 2010	1.57%	5.20%	0.61%	Dec. 08, 2010	2.69%	6.71%	1.49%	2.59%	6.73%	0.42%	May 12, 2011	1.67%	5.93%	(0.34%)	May 12, 2011	2.69%	6.71%	1.03%